Fees Summary	Jan. 22, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $760,000.
Narrative - Max Aggregate Offering Price	$ 760,000
Final Prospectus	true